Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities	The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Hydroman on June 1, 2022.
Fair value
Cash	$97,650
Inventories, net	3,538,989
Other current assets	163,009
Right-of-use assets	1,227,673
Deferred tax assets	115,562
Other non-current assets	120,538
Accounts payable – related parties	(3,752,571)
Other current liabilities	(780,423)
Other non-current liabilities	(828,960)
Net assets acquired	(98,533)
Goodwill on acquisition	1,023,533
Total consideration	$925,000